TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
2,120,642	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-7/30/20; cost $22,495,576)	$22,754,489
		TOTAL DIRECT REAL ESTATE	22,754,489

FIXED INCOME—39.8%
10,402,670		TIAA-CREF Core Bond Fund	115,573,665
6,623,858		TIAA-CREF Core Plus Bond Fund	73,458,584
1,352,432		TIAA-CREF Emerging Markets Debt Fund	13,362,032
1,493,699		TIAA-CREF High-Yield Fund	13,966,082
1,151,323		TIAA-CREF International Bond Fund	11,766,523
		TOTAL FIXED INCOME	228,126,886

INFLATION-PROTECTED ASSETS—9.9%
4,645,799		TIAA-CREF Inflation-Linked Bond Fund	56,911,037
		TOTAL INFLATION-PROTECTED ASSETS	56,911,037

INTERNATIONAL EQUITY—10.9%
974,001		TIAA-CREF Emerging Markets Equity Fund	12,175,016
1,180,574		TIAA-CREF International Equity Fund	13,671,045
774,504		TIAA-CREF International Opportunities Fund	12,639,905
2,174,409		TIAA-CREF Quant International Equity Fund	15,612,258
822,655		TIAA-CREF Quant International Small-Cap Equity Fund	8,070,249
		TOTAL INTERNATIONAL EQUITY	62,168,473

SHORT-TERM FIXED INCOME—9.9%
5,385,836		TIAA-CREF Short-Term Bond Fund	56,551,280
		TOTAL SHORT-TERM FIXED INCOME	56,551,280

U.S. EQUITY—25.3%
932,509		Nuveen Dividend Value Fund	11,357,965
1,981,249		TIAA-CREF Growth & Income Fund	31,858,481
1,013,042		TIAA-CREF Large-Cap Growth Fund	29,793,555
1,556,305		TIAA-CREF Large-Cap Value Fund	26,036,981
1,364,428		TIAA-CREF Quant Large-Cap Growth Fund	25,951,430
1,018,595		TIAA-CREF Quant Large-Cap Value Fund	8,841,408
415,039		TIAA-CREF Quant Small-Cap Equity Fund	6,063,714
424,704		TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,926,561
		TOTAL U.S. EQUITY	144,830,095

		TOTAL AFFILIATED INVESTMENT COMPANIES	571,342,260
		(Cost $489,246,756)

		TOTAL INVESTMENTS—99.8%	571,342,260
		(Cost $489,246,756)
		OTHER ASSETS & LIABILITIES, NET—0.2%	1,353,294
		NET ASSETS—100.0%	$572,695,554

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $22,754,489 or 4.0% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—4.0%
4,545,584	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16-7/16/20; cost $47,816,524)	$48,774,116
		TOTAL DIRECT REAL ESTATE	48,774,116

FIXED INCOME—39.8%
22,237,174		TIAA-CREF Core Bond Fund	247,055,003
14,156,381		TIAA-CREF Core Plus Bond Fund	156,994,269
2,897,138		TIAA-CREF Emerging Markets Debt Fund	28,623,727
3,191,398		TIAA-CREF High-Yield Fund	29,839,569
2,459,980		TIAA-CREF International Bond Fund	25,140,999
		TOTAL FIXED INCOME	487,653,567

INFLATION-PROTECTED ASSETS—10.0%
9,943,005		TIAA-CREF Inflation-Linked Bond Fund	121,801,816
		TOTAL INFLATION-PROTECTED ASSETS	121,801,816

INTERNATIONAL EQUITY—10.8%
2,082,416		TIAA-CREF Emerging Markets Equity Fund	26,030,201
2,520,126		TIAA-CREF International Equity Fund	29,183,057
1,654,430		TIAA-CREF International Opportunities Fund	27,000,297
4,638,190		TIAA-CREF Quant International Equity Fund	33,302,204
1,754,351		TIAA-CREF Quant International Small-Cap Equity Fund	17,210,188
		TOTAL INTERNATIONAL EQUITY	132,725,947

SHORT-TERM FIXED INCOME—10.0%
11,669,428		TIAA-CREF Short-Term Bond Fund	122,528,993
		TOTAL SHORT-TERM FIXED INCOME	122,528,993

U.S. EQUITY—25.3%
1,989,616		Nuveen Dividend Value Fund	24,233,528
4,220,754		TIAA-CREF Growth & Income Fund	67,869,727
2,164,172		TIAA-CREF Large-Cap Growth Fund	63,648,295
3,319,618		TIAA-CREF Large-Cap Value Fund	55,537,209
2,912,768		TIAA-CREF Quant Large-Cap Growth Fund	55,400,840
2,203,383		TIAA-CREF Quant Large-Cap Value Fund	19,125,369
887,299		TIAA-CREF Quant Small-Cap Equity Fund	12,963,434
903,335		TIAA-CREF Quant Small/Mid-Cap Equity Fund	10,478,689
		TOTAL U.S. EQUITY	309,257,091

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,222,741,530
		(Cost $1,007,282,747)

		TOTAL INVESTMENTS—99.9%	1,222,741,530
		(Cost $1,007,282,747)
		OTHER ASSETS & LIABILITIES, NET—0.1%	844,981
		NET ASSETS—100.0%	$1,223,586,511

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $48,774,116 or 4.0% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
6,595,891	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-6/25/20; cost $69,736,896)	$70,773,905
		TOTAL DIRECT REAL ESTATE	70,773,905

FIXED INCOME—38.8%
31,388,451		TIAA-CREF Core Bond Fund	348,725,696
20,007,092		TIAA-CREF Core Plus Bond Fund	221,878,649
4,112,191		TIAA-CREF Emerging Markets Debt Fund	40,628,450
4,546,151		TIAA-CREF High-Yield Fund	42,506,507
3,474,927		TIAA-CREF International Bond Fund	35,513,759
		TOTAL FIXED INCOME	689,253,061

INFLATION-PROTECTED ASSETS—8.0%
11,593,498		TIAA-CREF Inflation-Linked Bond Fund	142,020,351
		TOTAL INFLATION-PROTECTED ASSETS	142,020,351

INTERNATIONAL EQUITY—12.3%
3,421,089		TIAA-CREF Emerging Markets Equity Fund	42,763,616
4,141,747		TIAA-CREF International Equity Fund	47,961,432
2,752,142		TIAA-CREF International Opportunities Fund	44,914,963
7,665,278		TIAA-CREF Quant International Equity Fund	55,036,697
2,900,051		TIAA-CREF Quant International Small-Cap Equity Fund	28,449,501
		TOTAL INTERNATIONAL EQUITY	219,126,209

SHORT-TERM FIXED INCOME—7.9%
13,430,498		TIAA-CREF Short-Term Bond Fund	141,020,227
		TOTAL SHORT-TERM FIXED INCOME	141,020,227

U.S. EQUITY—28.8%
3,288,536		Nuveen Dividend Value Fund	40,054,369
6,966,468		TIAA-CREF Growth & Income Fund	112,020,806
3,560,266		TIAA-CREF Large-Cap Growth Fund	104,707,434
5,480,749		TIAA-CREF Large-Cap Value Fund	91,692,936
4,809,052		TIAA-CREF Quant Large-Cap Growth Fund	91,468,173
3,711,413		TIAA-CREF Quant Large-Cap Value Fund	32,215,066
1,463,461		TIAA-CREF Quant Small-Cap Equity Fund	21,381,165
1,496,133		TIAA-CREF Quant Small/Mid-Cap Equity Fund	17,355,145
		TOTAL U.S. EQUITY	510,895,094

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,773,088,847
		(Cost $1,580,769,544)

		TOTAL INVESTMENTS—99.8%	1,773,088,847
		(Cost $1,580,769,544)
		OTHER ASSETS & LIABILITIES, NET—0.2%	3,405,989
		NET ASSETS—100.0%	$1,776,494,836

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $70,773,905 or 4.0% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
14,184,079	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-3/17/20; cost $150,420,836)	$152,195,167
		TOTAL DIRECT REAL ESTATE	152,195,167

FIXED INCOME—37.8%
65,732,667		TIAA-CREF Core Bond Fund	730,289,927
41,913,025		TIAA-CREF Core Plus Bond Fund	464,815,451
8,657,938		TIAA-CREF Emerging Markets Debt Fund	85,540,423
9,560,520		TIAA-CREF High-Yield Fund	89,390,861
7,285,779		TIAA-CREF International Bond Fund	74,460,665
		TOTAL FIXED INCOME	1,444,497,327

INFLATION-PROTECTED ASSETS—6.0%
18,729,782		TIAA-CREF Inflation-Linked Bond Fund	229,439,833
		TOTAL INFLATION-PROTECTED ASSETS	229,439,833

INTERNATIONAL EQUITY—13.8%
8,240,165		TIAA-CREF Emerging Markets Equity Fund	103,002,066
9,913,706		TIAA-CREF International Equity Fund	114,800,711
6,684,967		TIAA-CREF International Opportunities Fund	109,098,658
18,461,332		TIAA-CREF Quant International Equity Fund	132,552,363
6,982,201		TIAA-CREF Quant International Small-Cap Equity Fund	68,495,394
		TOTAL INTERNATIONAL EQUITY	527,949,192

SHORT-TERM FIXED INCOME—6.0%
21,707,053		TIAA-CREF Short-Term Bond Fund	227,924,052
		TOTAL SHORT-TERM FIXED INCOME	227,924,052

U.S. EQUITY—32.2%
7,915,114		Nuveen Dividend Value Fund	96,406,088
16,788,986		TIAA-CREF Growth & Income Fund	269,966,894
8,599,122		TIAA-CREF Large-Cap Growth Fund	252,900,181
13,213,173		TIAA-CREF Large-Cap Value Fund	221,056,385
11,577,004		TIAA-CREF Quant Large-Cap Growth Fund	220,194,616
9,184,869		TIAA-CREF Quant Large-Cap Value Fund	79,724,667
3,528,300		TIAA-CREF Quant Small-Cap Equity Fund	51,548,466
3,597,145		TIAA-CREF Quant Small/Mid-Cap Equity Fund	41,726,884
		TOTAL U.S. EQUITY	1,233,524,181

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,815,529,752
		(Cost $3,364,940,982)

		TOTAL INVESTMENTS—99.8%	3,815,529,752
		(Cost $3,364,940,982)
		OTHER ASSETS & LIABILITIES, NET—0.2%	7,829,505
		NET ASSETS—100.0%	$3,823,359,257

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $152,195,167 or 4.0% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—4.0%
18,341,537	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-6/25/20; cost $195,270,868)	$196,804,693
		TOTAL DIRECT REAL ESTATE	196,804,693

FIXED INCOME—33.1%
73,993,440		TIAA-CREF Core Bond Fund	822,067,120
47,364,358		TIAA-CREF Core Plus Bond Fund	525,270,735
10,082,805		TIAA-CREF Emerging Markets Debt Fund	99,618,118
11,115,727		TIAA-CREF High-Yield Fund	103,932,044
8,230,303		TIAA-CREF International Bond Fund	84,113,700
		TOTAL FIXED INCOME	1,635,001,717

INFLATION-PROTECTED ASSETS—4.0%
16,175,604		TIAA-CREF Inflation-Linked Bond Fund	198,151,150
		TOTAL INFLATION-PROTECTED ASSETS	198,151,150

INTERNATIONAL EQUITY—16.4%
12,588,735		TIAA-CREF Emerging Markets Equity Fund	157,359,188
15,113,043		TIAA-CREF International Equity Fund	175,009,043
10,360,257		TIAA-CREF International Opportunities Fund	169,079,390
28,315,516		TIAA-CREF Quant International Equity Fund	203,305,402
10,708,674		TIAA-CREF Quant International Small-Cap Equity Fund	105,052,090
		TOTAL INTERNATIONAL EQUITY	809,805,113

SHORT-TERM FIXED INCOME—4.0%
18,742,875		TIAA-CREF Short-Term Bond Fund	196,800,185
		TOTAL SHORT-TERM FIXED INCOME	196,800,185

U.S. EQUITY—38.4%
12,151,117		Nuveen Dividend Value Fund	148,000,606
25,764,666		TIAA-CREF Growth & Income Fund	414,295,835
13,186,146		TIAA-CREF Large-Cap Growth Fund	387,804,544
20,276,202		TIAA-CREF Large-Cap Value Fund	339,220,855
17,769,838		TIAA-CREF Quant Large-Cap Growth Fund	337,982,320
14,553,612		TIAA-CREF Quant Large-Cap Value Fund	126,325,352
5,411,975		TIAA-CREF Quant Small-Cap Equity Fund	79,068,958
5,531,517		TIAA-CREF Quant Small/Mid-Cap Equity Fund	64,165,601
		TOTAL U.S. EQUITY	1,896,864,071

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,933,426,929
		(Cost $4,292,552,778)

		TOTAL INVESTMENTS—99.9%	4,933,426,929
		(Cost $4,292,552,778)
		OTHER ASSETS & LIABILITIES, NET—0.1%	7,864,431
		NET ASSETS—100.0%	$4,941,291,360

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $196,804,693 or 4.0% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
18,921,322	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-6/25/20; cost $201,894,361)	$203,025,785
		TOTAL DIRECT REAL ESTATE	203,025,785

FIXED INCOME—28.3%
64,870,475		TIAA-CREF Core Bond Fund	720,710,973
41,727,157		TIAA-CREF Core Plus Bond Fund	462,754,172
9,238,944		TIAA-CREF Emerging Markets Debt Fund	91,280,764
10,154,116		TIAA-CREF High-Yield Fund	94,940,987
7,253,210		TIAA-CREF International Bond Fund	74,127,810
		TOTAL FIXED INCOME	1,443,814,706

INFLATION-PROTECTED ASSETS—2.0%
8,434,090		TIAA-CREF Inflation-Linked Bond Fund	103,317,599
		TOTAL INFLATION-PROTECTED ASSETS	103,317,599

INTERNATIONAL EQUITY—19.0%
15,026,323		TIAA-CREF Emerging Markets Equity Fund	187,829,032
17,955,788		TIAA-CREF International Equity Fund	207,928,021
12,482,960		TIAA-CREF International Opportunities Fund	203,721,914
33,824,916		TIAA-CREF Quant International Equity Fund	242,862,898
12,789,127		TIAA-CREF Quant International Small-Cap Equity Fund	125,461,340
		TOTAL INTERNATIONAL EQUITY	967,803,205

SHORT-TERM FIXED INCOME—2.0%
9,782,615		TIAA-CREF Short-Term Bond Fund	102,717,453
		TOTAL SHORT-TERM FIXED INCOME	102,717,453

U.S. EQUITY—44.5%
14,543,755		Nuveen Dividend Value Fund	177,142,933
30,790,857		TIAA-CREF Growth & Income Fund	495,116,981
15,752,549		TIAA-CREF Large-Cap Growth Fund	463,282,461
24,220,032		TIAA-CREF Large-Cap Value Fund	405,201,141
21,224,111		TIAA-CREF Quant Large-Cap Growth Fund	403,682,584
17,895,460		TIAA-CREF Quant Large-Cap Value Fund	155,332,589
6,467,099		TIAA-CREF Quant Small-Cap Equity Fund	94,484,311
6,587,809		TIAA-CREF Quant Small/Mid-Cap Equity Fund	76,418,586
		TOTAL U.S. EQUITY	2,270,661,586

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,091,340,334
		(Cost $4,371,317,727)

		TOTAL INVESTMENTS—99.8%	5,091,340,334
		(Cost $4,371,317,727)
		OTHER ASSETS & LIABILITIES, NET—0.2%	9,330,416
		NET ASSETS—100.0%	$5,100,670,750

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $203,025,785 or 4.0% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
19,268,789	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $205,612,321)	$206,754,106
		TOTAL DIRECT REAL ESTATE	206,754,106

FIXED INCOME—23.5%
54,343,679		TIAA-CREF Core Bond Fund	603,758,270
35,203,310		TIAA-CREF Core Plus Bond Fund	390,404,710
8,214,106		TIAA-CREF Emerging Markets Debt Fund	81,155,369
8,993,846		TIAA-CREF High-Yield Fund	84,092,456
6,116,676		TIAA-CREF International Bond Fund	62,512,425
		TOTAL FIXED INCOME	1,221,923,230

INFLATION-PROTECTED ASSETS—0.1%
213,857		TIAA-CREF Inflation-Linked Bond Fund	2,619,752
		TOTAL INFLATION-PROTECTED ASSETS	2,619,752

INTERNATIONAL EQUITY—21.6%
17,340,574		TIAA-CREF Emerging Markets Equity Fund	216,757,174
20,730,339		TIAA-CREF International Equity Fund	240,057,325
14,519,446		TIAA-CREF International Opportunities Fund	236,957,362
39,122,305		TIAA-CREF Quant International Equity Fund	280,898,150
14,792,772		TIAA-CREF Quant International Small-Cap Equity Fund	145,117,096
		TOTAL INTERNATIONAL EQUITY	1,119,787,107

SHORT-TERM FIXED INCOME—0.0%
248,357		TIAA-CREF Short-Term Bond Fund	2,607,749
		TOTAL SHORT-TERM FIXED INCOME	2,607,749

U.S. EQUITY—50.6%
16,775,803		Nuveen Dividend Value Fund	204,329,277
35,617,873		TIAA-CREF Growth & Income Fund	572,735,398
18,212,280		TIAA-CREF Large-Cap Growth Fund	535,623,158
28,048,064		TIAA-CREF Large-Cap Value Fund	469,244,104
24,555,093		TIAA-CREF Quant Large-Cap Growth Fund	467,037,877
20,986,496		TIAA-CREF Quant Large-Cap Value Fund	182,162,787
7,466,082		TIAA-CREF Quant Small-Cap Equity Fund	109,079,452
7,602,862		TIAA-CREF Quant Small/Mid-Cap Equity Fund	88,193,196
		TOTAL U.S. EQUITY	2,628,405,249

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,182,097,193
		(Cost $4,376,918,912)

		TOTAL INVESTMENTS—99.8%	5,182,097,193
		(Cost $4,376,918,912)
		OTHER ASSETS & LIABILITIES, NET—0.2%	8,930,905
		NET ASSETS—100.0%	$5,191,028,098

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $206,754,106 or 4.0% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—4.0%
22,768,627	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $242,294,641)	$244,307,366
		TOTAL DIRECT REAL ESTATE	244,307,366

FIXED INCOME—15.0%
39,537,190		TIAA-CREF Core Bond Fund	439,258,184
26,266,830		TIAA-CREF Core Plus Bond Fund	291,299,150
7,190,957		TIAA-CREF Emerging Markets Debt Fund	71,046,653
7,851,776		TIAA-CREF High-Yield Fund	73,414,106
4,564,049		TIAA-CREF International Bond Fund	46,644,580
		TOTAL FIXED INCOME	921,662,673

INTERNATIONAL EQUITY—24.2%
22,924,492		TIAA-CREF Emerging Markets Equity Fund	286,556,144
27,325,923		TIAA-CREF International Equity Fund	316,434,194
19,275,893		TIAA-CREF International Opportunities Fund	314,582,570
51,777,047		TIAA-CREF Quant International Equity Fund	371,759,198
19,570,826		TIAA-CREF Quant International Small-Cap Equity Fund	191,989,807
		TOTAL INTERNATIONAL EQUITY	1,481,321,913

U.S. EQUITY—56.7%
22,193,683		Nuveen Dividend Value Fund	270,319,060
47,084,127		TIAA-CREF Growth & Income Fund	757,112,757
24,072,479		TIAA-CREF Large-Cap Growth Fund	707,971,603
37,074,338		TIAA-CREF Large-Cap Value Fund	620,253,674
32,483,154		TIAA-CREF Quant Large-Cap Growth Fund	617,829,592
28,107,738		TIAA-CREF Quant Large-Cap Value Fund	243,975,164
9,872,076		TIAA-CREF Quant Small-Cap Equity Fund	144,231,033
10,054,044		TIAA-CREF Quant Small/Mid-Cap Equity Fund	116,626,908
		TOTAL U.S. EQUITY	3,478,319,791

		TOTAL AFFILIATED INVESTMENT COMPANIES	6,125,611,743
		(Cost $5,092,264,793)

		TOTAL INVESTMENTS—99.9%	6,125,611,743
		(Cost $5,092,264,793)
		OTHER ASSETS & LIABILITIES, NET—0.1%	8,737,634
		NET ASSETS—100.0%	$6,134,349,377

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $244,307,366 or 4.0% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
14,050,962	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $150,508,506)	$150,766,822
		TOTAL DIRECT REAL ESTATE	150,766,822

FIXED INCOME—6.4%
9,064,342		TIAA-CREF Core Bond Fund	100,704,842
6,689,290		TIAA-CREF Core Plus Bond Fund	74,184,230
2,883,840		TIAA-CREF Emerging Markets Debt Fund	28,492,342
3,106,109		TIAA-CREF High-Yield Fund	29,042,123
1,162,452		TIAA-CREF International Bond Fund	11,880,263
		TOTAL FIXED INCOME	244,303,800

INTERNATIONAL EQUITY—26.7%
15,645,768		TIAA-CREF Emerging Markets Equity Fund	195,572,095
18,617,001		TIAA-CREF International Equity Fund	215,584,878
13,211,918		TIAA-CREF International Opportunities Fund	215,618,503
35,374,544		TIAA-CREF Quant International Equity Fund	253,989,226
13,360,877		TIAA-CREF Quant International Small-Cap Equity Fund	131,070,205
		TOTAL INTERNATIONAL EQUITY	1,011,834,907

U.S. EQUITY—62.7%
15,140,812		Nuveen Dividend Value Fund	184,415,095
32,138,940		TIAA-CREF Growth & Income Fund	516,794,163
16,422,293		TIAA-CREF Large-Cap Growth Fund	482,979,639
25,302,463		TIAA-CREF Large-Cap Value Fund	423,310,206
22,161,251		TIAA-CREF Quant Large-Cap Growth Fund	421,506,996
19,395,272		TIAA-CREF Quant Large-Cap Value Fund	168,350,962
6,733,444		TIAA-CREF Quant Small-Cap Equity Fund	98,375,622
6,861,055		TIAA-CREF Quant Small/Mid-Cap Equity Fund	79,588,240
		TOTAL U.S. EQUITY	2,375,320,923

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,782,226,452
		(Cost $3,018,603,599)

		TOTAL INVESTMENTS—99.8%	3,782,226,452
		(Cost $3,018,603,599)
		OTHER ASSETS & LIABILITIES, NET—0.2%	6,024,520
		NET ASSETS—100.0%	$3,788,250,972

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $150,766,822 or 4.0% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—4.0%
9,936,109	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $106,790,919)	$106,614,448
		TOTAL DIRECT REAL ESTATE	106,614,448

FIXED INCOME—5.1%
4,645,014		TIAA-CREF Core Bond Fund	51,606,103
3,631,932		TIAA-CREF Core Plus Bond Fund	40,278,123
1,859,008		TIAA-CREF Emerging Markets Debt Fund	18,367,004
1,992,124		TIAA-CREF High-Yield Fund	18,626,358
631,114		TIAA-CREF International Bond Fund	6,449,982
		TOTAL FIXED INCOME	135,327,570

INTERNATIONAL EQUITY—27.1%
11,234,793		TIAA-CREF Emerging Markets Equity Fund	140,434,908
13,368,867		TIAA-CREF International Equity Fund	154,811,481
9,507,382		TIAA-CREF International Opportunities Fund	155,160,468
25,418,544		TIAA-CREF Quant International Equity Fund	182,505,144
9,603,307		TIAA-CREF Quant International Small-Cap Equity Fund	94,208,437
		TOTAL INTERNATIONAL EQUITY	727,120,438

U.S. EQUITY—63.7%
10,875,915		Nuveen Dividend Value Fund	132,468,639
23,083,599		TIAA-CREF Growth & Income Fund	371,184,278
11,800,032		TIAA-CREF Large-Cap Growth Fund	347,038,940
18,166,659		TIAA-CREF Large-Cap Value Fund	303,928,200
15,908,356		TIAA-CREF Quant Large-Cap Growth Fund	302,576,928
13,957,261		TIAA-CREF Quant Large-Cap Value Fund	121,149,023
4,849,231		TIAA-CREF Quant Small-Cap Equity Fund	70,847,261
4,937,272		TIAA-CREF Quant Small/Mid-Cap Equity Fund	57,272,356
		TOTAL U.S. EQUITY	1,706,465,625

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,675,528,081
		(Cost $2,164,887,354)

		TOTAL INVESTMENTS—99.9%	2,675,528,081
		(Cost $2,164,887,354)
		OTHER ASSETS & LIABILITIES, NET—0.1%	3,820,093
		NET ASSETS—100.0%	$2,679,348,174

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $106,614,448 or 4.0% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.0%
3,961,688	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $43,017,547)	$42,508,916
		TOTAL DIRECT REAL ESTATE	42,508,916

FIXED INCOME—3.8%
1,238,745		TIAA-CREF Core Bond Fund	13,762,462
1,065,739		TIAA-CREF Core Plus Bond Fund	11,819,040
677,891		TIAA-CREF Emerging Markets Debt Fund	6,697,567
727,078		TIAA-CREF High-Yield Fund	6,798,176
185,256		TIAA-CREF International Bond Fund	1,893,320
		TOTAL FIXED INCOME	40,970,565

INTERNATIONAL EQUITY—27.5%
4,540,511		TIAA-CREF Emerging Markets Equity Fund	56,756,386
5,383,967		TIAA-CREF International Equity Fund	62,346,333
3,839,135		TIAA-CREF International Opportunities Fund	62,654,683
10,276,332		TIAA-CREF Quant International Equity Fund	73,784,065
3,887,683		TIAA-CREF Quant International Small-Cap Equity Fund	38,138,166
		TOTAL INTERNATIONAL EQUITY	293,679,633

U.S. EQUITY—64.5%
4,410,191		Nuveen Dividend Value Fund	53,716,128
9,328,727		TIAA-CREF Growth & Income Fund	150,005,927
4,779,012		TIAA-CREF Large-Cap Growth Fund	140,550,729
7,339,075		TIAA-CREF Large-Cap Value Fund	122,782,728
6,432,045		TIAA-CREF Quant Large-Cap Growth Fund	122,337,491
5,654,047		TIAA-CREF Quant Large-Cap Value Fund	49,077,125
1,959,790		TIAA-CREF Quant Small-Cap Equity Fund	28,632,539
1,997,369		TIAA-CREF Quant Small/Mid-Cap Equity Fund	23,169,478
		TOTAL U.S. EQUITY	690,272,145

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,067,431,259
		(Cost $904,468,796)

		TOTAL INVESTMENTS—99.8%	1,067,431,259
		(Cost $904,468,796)
		OTHER ASSETS & LIABILITIES, NET—0.2%	2,000,144
		NET ASSETS—100.0%	$1,069,431,403

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $42,508,916 or 4.0% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.0%
933,274	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/28/20; cost $10,234,350)	$10,014,029
		TOTAL DIRECT REAL ESTATE	10,014,029

FIXED INCOME—2.6%
145,023		TIAA-CREF Core Bond Fund	1,611,201
159,957		TIAA-CREF Core Plus Bond Fund	1,773,918
145,677		TIAA-CREF Emerging Markets Debt Fund	1,439,288
155,122		TIAA-CREF High-Yield Fund	1,450,395
27,798		TIAA-CREF International Bond Fund	284,097
		TOTAL FIXED INCOME	6,558,899

INTERNATIONAL EQUITY—27.8%
1,083,178		TIAA-CREF Emerging Markets Equity Fund	13,539,726
1,284,231		TIAA-CREF International Equity Fund	14,871,393
914,793		TIAA-CREF International Opportunities Fund	14,929,420
2,453,794		TIAA-CREF Quant International Equity Fund	17,618,243
929,656		TIAA-CREF Quant International Small-Cap Equity Fund	9,119,922
		TOTAL INTERNATIONAL EQUITY	70,078,704

U.S. EQUITY—65.2%
1,053,738		Nuveen Dividend Value Fund	12,834,528
2,229,215		TIAA-CREF Growth & Income Fund	35,845,778
1,137,712		TIAA-CREF Large-Cap Growth Fund	33,460,101
1,749,167		TIAA-CREF Large-Cap Value Fund	29,263,568
1,533,555		TIAA-CREF Quant Large-Cap Growth Fund	29,168,223
1,353,175		TIAA-CREF Quant Large-Cap Value Fund	11,745,559
467,626		TIAA-CREF Quant Small-Cap Equity Fund	6,832,014
477,932		TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,544,011
		TOTAL U.S. EQUITY	164,693,782

		TOTAL AFFILIATED INVESTMENT COMPANIES	251,345,414
		(Cost $220,199,244)

		TOTAL INVESTMENTS—99.6%	251,345,414
		(Cost $220,199,244)
		OTHER ASSETS & LIABILITIES, NET—0.4%	1,160,956
		NET ASSETS—100.0%	$252,506,370

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 8/31/20, the total value of this security amounted to $10,014,029 or 4.0% of net assets.
12

TIAA-CREF Lifecycle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

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The following table summarizes the market value of the Funds’ investments as of August 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$548,587,771	$—	$—	$—	$548,587,771
TIAA-CREF Real Property Fund LP	—	—	—	22,754,489	22,754,489
Total	$548,587,771	$—	$—	$22,754,489	$571,342,260
Lifecycle 2010
Registered investment companies	$1,173,967,414	$—	$—	$—	$1,173,967,414
TIAA-CREF Real Property Fund LP	—	—	—	48,774,116	48,774,116
Total	$1,173,967,414	$—	$—	$48,774,116	$1,222,741,530
Lifecycle 2015
Registered investment companies	$1,702,314,942	$—	$—	$—	$1,702,314,942
TIAA-CREF Real Property Fund LP	—	—	—	70,773,905	70,773,905
Total	$1,702,314,942	$—	$—	$70,773,905	$1,773,088,847
Lifecycle 2020
Registered investment companies	$3,663,334,585	$—	$—	$—	$3,663,334,585
TIAA-CREF Real Property Fund LP	—	—	—	152,195,167	152,195,167
Total	$3,663,334,585	$—	$—	$152,195,167	$3,815,529,752
Lifecycle 2025
Registered investment companies	$4,736,622,236	$—	$—	$—	$4,736,622,236
TIAA-CREF Real Property Fund LP	—	—	—	196,804,693	196,804,693
Total	$4,736,622,236	$—	$—	$196,804,693	$4,933,426,929
Lifecycle 2030
Registered investment companies	$4,888,314,549	$—	$—	$—	$4,888,314,549
TIAA-CREF Real Property Fund LP	—	—	—	203,025,785	203,025,785
Total	$4,888,314,549	$—	$—	$203,025,785	$5,091,340,334
Lifecycle 2035
Registered investment companies	$4,975,343,087	$—	$—	$—	$4,975,343,087
TIAA-CREF Real Property Fund LP	—	—	—	206,754,106	206,754,106
Total	$4,975,343,087	$—	$—	$206,754,106	$5,182,097,193
Lifecycle 2040
Registered investment companies	$5,881,304,377	$—	$—	$—	$5,881,304,377
TIAA-CREF Real Property Fund LP	—	—	—	244,307,366	244,307,366
Total	$5,881,304,377	$—	$—	$244,307,366	$6,125,611,743
Lifecycle 2045
Registered investment companies	$3,631,459,630	$—	$—	$—	$3,631,459,630
TIAA-CREF Real Property Fund LP	—	—	—	150,766,822	150,766,822
Total	$3,631,459,630	$—	$—	$150,766,822	$3,782,226,452
Lifecycle 2050
Registered investment companies	$2,568,913,633	$—	$—	$—	$2,568,913,633
TIAA-CREF Real Property Fund LP	—	—	—	106,614,448	106,614,448
Total	$2,568,913,633	$—	$—	$106,614,448	$2,675,528,081
Lifecycle 2055
Registered investment companies	$1,024,922,343	$—	$—	$—	$1,024,922,343
TIAA-CREF Real Property Fund LP	—	—	—	42,508,916	42,508,916
Total	$1,024,922,343	$—	$—	$42,508,916	$1,067,431,259
Lifecycle 2060
Registered investment companies	$241,331,385	$—	$—	$—	$241,331,385
TIAA-CREF Real Property Fund LP	—	—	—	10,014,029	10,014,029
Total	$241,331,385	$—	$—	$10,014,029	$251,345,414

a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

14

A10998-D (10/20)